Document and Entity Information	Jul. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2022
Entity Registrant Name	RANGE RESOURCES CORP
Entity Central Index Key	0000315852
Entity Emerging Growth Company	false
Entity File Number	001-12209
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	34-1312571
Entity Address, Address Line One	100 Throckmorton Street
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76102
City Area Code	817
Local Phone Number	870-2601
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	RRC
Security Exchange Name	NYSE